Guarantor and Non-Guarantor Subsidiaries - Condensed Consolidating Statement of Cash Flows (Detail) (USD $)	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Mar. 31, 2013 Parent [Member]	Mar. 31, 2012 Parent [Member]	Dec. 31, 2010 Parent [Member] Successor	Dec. 31, 2012 Parent [Member] Successor	Dec. 31, 2011 Parent [Member] Successor	Mar. 31, 2013 Issuer [Member]	Mar. 31, 2012 Issuer [Member]	May 31, 2010 Issuer [Member] Predecessor	Dec. 31, 2010 Issuer [Member] Successor	Dec. 31, 2012 Issuer [Member] Successor	Dec. 31, 2011 Issuer [Member] Successor	Mar. 31, 2013 Guarantors [Member]	Mar. 31, 2012 Guarantors [Member]	May 31, 2010 Guarantors [Member] Predecessor	Dec. 31, 2010 Guarantors [Member] Successor	Dec. 31, 2012 Guarantors [Member] Successor	Dec. 31, 2011 Guarantors [Member] Successor	Mar. 31, 2013 Non-Guarantors [Member]	Mar. 31, 2012 Non-Guarantors [Member]	May 31, 2010 Non-Guarantors [Member] Predecessor	Dec. 31, 2010 Non-Guarantors [Member] Successor	Dec. 31, 2012 Non-Guarantors [Member] Successor	Dec. 31, 2011 Non-Guarantors [Member] Successor	Dec. 31, 2012 Eliminations [Member] Successor	Dec. 31, 2011 Eliminations [Member] Successor
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$ (13,301,000)	$ (34,602,000)	$ (75,395,000)	$ 170,596,000	$ 84,401,000	$ 172,339,000	$ 1,700,000	$ 1,700,000	$ 3,200,000	$ 6,800,000	$ 7,100,000	$ (4,400,000)	$ 1,000,000	$ (122,800,000)	$ 65,000,000	$ (1,000,000)	$ 31,700,000	$ (2,400,000)	$ (500,000)	$ (300,000)	$ 6,300,000	$ 17,000,000	$ (2,300,000)	$ (8,200,000)	$ (36,800,000)	$ 47,700,000	$ 96,100,000	$ 61,600,000	$ 135,800,000
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	(34,269,000)	(29,198,000)	(22,935,000)	(54,441,000)	(131,067,000)	(108,339,000)						(6,400,000)	(6,500,000)	(3,000,000)	(10,200,000)	(28,900,000)	(23,100,000)	(4,100,000)	(3,500,000)	(4,000,000)	(6,300,000)	(16,700,000)	(13,400,000)	(23,800,000)	(19,200,000)	(15,900,000)	(37,900,000)	(85,500,000)	(71,800,000)
Acquisition of businesses, net of cash acquired		(1,675,000)			(1,084,000)	28,487,000																			(1,700,000)			(1,100,000)	28,400,000
Return on equity investments	2,120,000																	2,100,000
Investment in affiliates						(10,500,000)											(10,500,000)
Proceeds from partial sale of joint venture						16,000,000																	16,000,000
Proceeds from sale of fixed assets	218,000	4,230,000	3,851,000	2,603,000	14,581,000	599,000									2,300,000	(100,000)			4,000,000	3,600,000		4,100,000	500,000	200,000	300,000	200,000	300,000	10,600,000	100,000
Net cash provided by (used in) investing activities	(31,931,000)	(26,643,000)	(19,084,000)	(51,838,000)	(117,570,000)	(73,753,000)	0	0	0	0	0	(6,400,000)	(6,500,000)	(3,000,000)	(7,900,000)	(29,000,000)	(33,600,000)	(2,000,000)	500,000	(400,000)	(6,300,000)	(12,600,000)	3,100,000	(23,600,000)	(20,600,000)	(15,700,000)	(37,600,000)	(76,000,000)	(43,300,000)	0
FINANCING ACTIVITIES
Increase (decrease) in short term debt, net	4,897,000	2,433,000	(2,069,000)	3,879,000	(428,000)	(5,815,000)																		4,900,000	2,400,000		3,900,000	(400,000)	(5,800,000)
Decrease in short-term debt			(177,100,000)											(75,000,000)												(102,100,000)
Principal payments on long-term debt	(1,763,000)	(1,799,000)	(709,574,000)	(2,123,000)	(5,110,000)	(4,047,000)								(595,500,000)	(100,000)									(1,800,000)	(1,800,000)	(114,000,000)	(2,000,000)	(5,100,000)	(4,000,000)
Repurchase of preferred stock		(4,870,000)			(6,838,000)	(7,470,000)							(4,900,000)				(7,500,000)
Proceeds from issuance of stock			355,000,000											355,000,000
Purchase of noncontrolling interest	(1,911,000)				(2,000,000)																			(1,900,000)				(2,000,000)
Debt issuance costs			(30,991,000)											(30,900,000)												(100,000)
Repurchase of common stock	(11,098,000)				(36,895,000)							(11,100,000)
Repurchase of preferred and common stock					(43,700,000)											(43,700,000)
Proceeds from issuance of long-term debt			450,000,000											450,000,000
Other	(1,600,000)	(1,600,000)		(3,200,000)	(6,800,000)	(7,300,000)	(1,700,000)	(1,700,000)	(3,200,000)	(6,800,000)	(7,100,000)	(2,800,000)	(1,500,000)		37,000,000	61,600,000	36,000,000						(800,000)	2,900,000	1,600,000		(37,000,000)	(61,600,000)	(35,400,000)
Net cash provided by (used in) financing activities	(11,534,000)	(5,875,000)	(112,634,000)	(1,359,000)	(58,076,000)	(24,584,000)	(1,700,000)	(1,700,000)	(3,200,000)	(6,800,000)	(7,100,000)	(13,900,000)	(6,400,000)	103,600,000	36,900,000	17,900,000	28,500,000	0	0	0	0	0	(800,000)	4,100,000	2,200,000	(216,200,000)	(35,100,000)	(69,100,000)	(45,200,000)
Effects of exchange rate changes on cash	2,924,000	1,329,000	5,528,000	(1,618,000)	55,000	(6,707,000)								(300,000)										2,900,000	1,400,000	5,800,000	(1,600,000)	100,000	(6,700,000)
Changes in cash and cash equivalents	(53,842,000)	(65,791,000)	(201,585,000)	115,781,000	(91,190,000)	67,295,000	0	0	0	0	0	(24,700,000)	(11,900,000)	(22,500,000)	94,000,000	(12,100,000)	26,600,000	(4,400,000)	0	(700,000)		4,400,000	0	(24,800,000)	(53,800,000)	(178,400,000)	21,800,000	(83,400,000)	40,600,000
Cash and cash equivalents at beginning of period	270,555,000	361,745,000	380,254,000	178,669,000	361,745,000	294,450,000	0	0	0	0	0	177,500,000	189,600,000	91,500,000	69,000,000	189,600,000	163,000,000	4,400,000	0	700,000	0	0	0	88,700,000	172,100,000	288,100,000	109,700,000	172,100,000	131,500,000
Cash and cash equivalents at end of period	216,713,000	295,954,000	178,669,000	294,450,000	270,555,000	361,745,000	0	0	0	0	0	152,800,000	177,700,000	69,000,000	163,000,000	177,500,000	189,600,000	0	0	0	0	4,400,000	0	63,900,000	118,300,000	109,700,000	131,500,000	88,700,000	172,100,000
Depreciation and amortization	$ 29,800,000	$ 31,600,000	$ 35,652,000	$ 66,669,000	$ 122,731,000	$ 124,074,000						$ 7,100,000	$ 7,300,000	$ 6,500,000	$ 17,100,000	$ 28,300,000	$ 28,500,000	$ 3,400,000	$ 3,900,000	$ 6,600,000	$ 10,300,000	$ 14,500,000	$ 16,300,000	$ 19,300,000	$ 20,400,000	$ 22,600,000	$ 39,300,000	$ 79,900,000	$ 79,300,000